Auditor remuneration - Summary of Auditor Remuneration (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration [abstract]
Auditor fees	€ 7	€ 6	€ 5